Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

10.    FAIR VALUE MEASUREMENTS

The following tables present the fair value of the Company’s financial instruments that are measured or disclosed at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Total	$4,863	$—	$(3,488)

The fair values of the derivative liabilities were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.

Series C Warrants (April 2013 and November 2013)

In December 2021, the Series C Warrants were fully exercised. Immediately prior to their exercise, the Company revalued the warrants to their intrinsic value, resulting in a change in fair value of $3.8 million. This change in fair value was recorded as a component of other expense, net, in the accompanying consolidated statements of operations and comprehensive loss. The warrants were recorded as Series C Preferred Stock at their fair value of $5.8 million upon net share settlement.

Common Stock Warrants (SVB March 2021 Note and SCI June 2021 Note)

The Company issued common stock warrants in connection with the SVB March 2021 Note and SCI June 2021 Note (See Note 8 for additional information). The SVB March 2021 Note and SCI June 2021 Note warrants were recorded based on the allocation of its relative fair of the debt proceeds of $2.3 million and $1.5 million, respectively. The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. The SVB March 2021 Note warrants expire in March 2031 and the SCI June 2021 Note warrants expire in June 2031.

The Company determined the fair value of the SVB March 2021 Note and SCI June 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model using the following assumptions:

SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00
SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Upon the Closing of the Business Combination, all outstanding warrants associated with the SVB March 2021 Note and SCI June 2021 Note were exercised, leading to a net issuance of 673,416 shares of Class A Common Stock.

Derivative Liability (SNAP June 2020 Note)

To determine the fair value of the embedded derivative associated with the SNAP June 2020 Note, the Company utilized the income approach model using the With and Without method. Using the With and Without method, the Company modeled expected cash flows to the noteholder under Next Equity Financing, Change in Control, SPAC/Private Investment in Public Equity, and IPO scenarios. The value of the embedded derivative was determined as the differential value from the perspective of the With and Without Method. The Company utilized the following assumptions at the valuation date:

December 31, 2021
Probability of Next Equity Financing	3%
Probability of SPAC/PIPE	95%
Probability of IPO	2%
100%
Weighted average term (years)	0.27
Weighted average discount rate	25.00%

The significant unobservable inputs used in the fair value measurement of the derivative liability are the remaining expected term, the discount rate, and the probability of financing for each scenario. Significant increases (decreases) in the term would result in significantly lower (higher) fair value measurements. Significant increases (decreases) in the discount rate would result in significantly lower (higher) fair value measurements.

On April 26, 2022, the Closing of the Business Combination, the embedded derivative was valued at fair value which was equivalent to its intrinsic value. The embedded derivative had a fair value of $4.1 million. As the Closing of the Business Combination triggered the Conversion Feature contained within the SNAP June 2020 Note, therefore converting the note’s principal to equity, the embedded derivative associated with the note was extinguished. The Company recorded the remeasurement of derivative liabilities in other expense, net on the consolidated statements of operations and comprehensive loss. The fair value of the embedded derivative was recorded as additional paid-in capital upon extinguishment on the consolidated balance sheet.

The following table summarizes the fair value remeasurement of the embedded derivative for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Remeasurement of conversion feature – loss	$(606)	$(1,108)

The following table sets forth a summary of changes in fair value of the Company’s derivative liability and warrant liability for which fair value was determined by Level 3 inputs:

	Derivative Liability	Warrant Liability
Balance as of December 31, 2020	$2,380	$2,004
Change in fair value	1,108	3,812
Exercise of warrants	—	(5,816)
Balance as of December 31, 2021	3,488	—
Change in fair value	606	—
Extinguishment of embedded derivative upon conversion of convertible note	(4,094)	—
Balance as of December 31, 2022	$—	$—

There were no transfers of financial instruments between the three levels of the fair value hierarchy during the years ended December 31, 2022 and 2021.